Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of financial assets [line items]
Balance at beginning of period	$ (40)	$ (35)
Provision for credit losses
Purchases	2	2
Sales and maturities	(1)	(1)
Changes in risk, parameters and exposures	(2)	(5)
Exchange rate and other	3	1
Balance at end of period	(38)	(38)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	5	6
Provision for credit losses
Purchases	2	2
Sales and maturities	(1)	(1)
Changes in risk, parameters and exposures	(1)	(3)
Balance at end of period	5	4
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(45)	(41)
Provision for credit losses
Changes in risk, parameters and exposures	(1)	(2)
Exchange rate and other	3	1
Balance at end of period	$ (43)	$ (42)